Long-term loans (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Loans
Schedule of long term loans

Type of loans	Period and payment term	Effective interest rate	Collateral	As of December 31, 2025
Bank loans - secured	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	2.22%	Restricted deposit	371,906
Bank loans - secured	Borrowing period is from September 06, 2024 to September 06, 2029; interest is repayable monthly; principal is repayable monthly	3.00%	Restricted deposit	365,253
Bank loans - secured	Borrowing period is from January 22, 2025 to January 22, 2028; interest is repayable monthly; principal is repayable monthly	2.46%	Restricted deposit	332,058
Bank loans - secured	Borrowing period is from March 31, 2025 to March 31, 2030; interest is repayable monthly; principal is repayable monthly after a 12-month grace period	2.22%	Restricted deposit	468,919
Other loans - unsecured	Borrowing period is from January 9, 2025 to July 10, 2026; interest is repayable monthly; principal is repayable monthly	8.08%	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang	114,122
				$1,652,258
Less: Current portion				(624,620)
				$1,027,638

Type of loans	Period and payment term	Effective interest rate	Collateral	As of December 31, 2024

Bank loans - secured	Borrowing period is from March 16, 2022 to September 16, 2025; interest is repayable monthly; principal is repayable monthly	3.53%	Restricted deposit	42,478
Bank loans - secured	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	2.22%	Restricted deposit	559,115
Bank loans - unsecured	Borrowing period is from September 09, 2024 to August 06, 2029; interest is repayable monthly; principal is repayable monthly	3.00%	None	436,175
				$1,037,768
Less: Current portion				(42,478)
				$995,290